Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Employee Share Options

Information on employee share options granted from the 2014 Plan is as follows. Each option entitles the holder to subscribe for two ordinary shares of the Company:

	For the Year Ended December 31
	2021		2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	533,629	$17.88	487,829	$17.88	371,569	$22.00
Options expired	—	—	(116,260)	8.38	(48,800)	17.08
Options exercised	(45,800)	5.38	—	—	—	—
Balance at December 31	487,829	17.88	371,569	22.00	322,769	22.74
Options exercisable, end of period	487,829	17.88	371,569	22.00	322,769	22.74

Information on employee share options granted from the 2017 Plan is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company:

	For the Year Ended December 31
	2021		2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	20,048	$31.90	20,048	$31.90	20,048	$31.90
Options forfeited	—	—	—	—	(333)	31.90
Balance at December 31	20,048	31.90	20,048	31.90	19,715	31.90
Options exercisable, end of period	20,048	31.90	20,048	31.90	19,715	31.90

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the Year Ended December 31
	2021		2022		2023
	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price	Number of Equivalent ADSs	Weighted- average Exercise Price
Balance at January 1	764,812	$10.30	804,312	$2.60	1,154,068	$2.59
Options granted	56,400	16.20	498,630	2.57	786,827	2.93
Options forfeited	(16,200)	10.30	(148,874)	2.60	(11,375)	2.33
Options exercised	(700)	10.30	—	—	—	—
Balance at December 31	804,312	$10.30	1,154,068	$2.59	1,929,520	$2.73
Options exercisable, end of period	299,505	$10.30	408,964	$2.59	803,797	$2.59
Weighted-average fair value of each option granted		$13.15		$2.59		$2.73

Summary of Outstanding Options

Information on outstanding options as of December 31, 2023 is as follows:

	Jul 2014	Jul 2015	Jul 2016	Jul 2017	Dec 2020	Jan - Jul 2021	Jan - Jul 2022	Jan - Jul 2023
Range of Exercise Price	$6.80	$6.80-$9.40	$11.30	$6.40	$2.60	$2.60	$2.50-$2.60	$1.80-$4.15
Weighted- average Remaining Contractual Life (Years)	0.5	1.5	2.5	3.73	6.96	7.21	8.26	9.29

Summary of Options Granted Priced Using Binomial Option Pricing Model

Options granted in the 2014 Plan, the 2017 Plan, and the 2020 EIP were priced using the binomial option pricing model, and the inputs to the model were as follows:

	Jul 2014	Jul 2015	Jul 2016	Jul 2017	Dec 2020	Jan- Jul 2021	Jan- Jul 2022	Jan- Jul 2023
Grant- date share price	$6.80	$9.40	$11.30	$6.40	$11.10	$11.75-$20.60	$2.50-$5.60	$1.80-$4.15
Exercise price	$6.80	$6.80-$9.40	$11.30	$6.40	$2.60	$2.60	$2.50-$2.60	$1.80-$4.15
Expected volatility	50.86%	36.37%	39.34%	38.33%	66.25%	59.99%-64.92%	118.2%-122.1%	118.8% - 133.5%
Expected life (years)	10	10	10	10	5.25 - 7	5.25 - 7	5.25 - 7	5.5-7
Risk-free interest rate	2.58%	2.43%	1.46%	1.10%	3.05%-3.06%	3.05%-3.06%	2.90%-3.06%	3.58%-3.97%

Summary of Long Term Incentive Plan

The Company’s LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2021	2022	2023
Balance at January 1	148,906	144,147	144,147
Awards exercised	(4,759)	—	(40,788)
Awards lapsed	—	—	(13,897)
Balance at December 31	144,147	144,147	89,462
Balance exercisable, end of period	144,147	144,147	89,462